Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

10.    PROPERTY, PLANT AND EQUIPMENT, NET

The Company has property, plant, and equipment related to land, buildings and warehouses, leasehold improvements, laboratory, and construction in progress. Property, plant and equipment, net consisted of the following:

	December 31, 2022	December 31, 2021
Land	$3,306	$5,065
Building & warehouse	7,658	13,381
Laboratory equipment	6,416	6,295
Agricultural equipment	1,477	2,404
Computer equipment	1,397	1,681
Furniture & appliances	785	852
Construction in progress(b)	240	5,709
Other	1,304	1,247
Property, plant and equipment, gross	22,583	36,634
Less: accumulated depreciation(a)	(7,120)	(5,702)
Property, plant and equipment, net	$15,463	$30,932

(a)      The Company recorded total depreciation expense in the Consolidated Statement of Operations for approximately $1,418 and $2,346 in 2022 and 2021, respectively. Total depreciation for the year ended December 31, 2022 includes approximately $1,213 and $802 of depreciation, included in inventory and cost of goods sold, respectively. Total depreciation for the year ended December 31, 2021 includes approximately $1,133 and $586 of depreciation, included in inventory and costs of goods sold, respectively.

(b)      Construction in progress primarily relate to on-going construction of the Company’s Colombian facilities.